DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI USA Selection Equity ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.6%
Communication Services
— 13.7%
Alphabet, Inc., Class A
97,408 37,048,159
Alphabet, Inc., Class C
77,458 29,157,515
AT&T, Inc.
116,666 2,893,317
Comcast Corp., Class A
59,584 1,481,854
Electronic Arts, Inc.
3,758 758,064
Fox Corp., Class A
3,597 229,920
Fox Corp., Class B
2,594 148,870
Verizon Communications, Inc.
69,903 3,342,062
Walt Disney Co.
29,524 3,006,429
(Cost $48,446,012)
78,066,190
Consumer Discretionary
— 9.3%
Aptiv PLC *
3,657 248,457
AutoZone, Inc. *
272 798,372
Best Buy Co., Inc.
3,442 268,304
Booking Holdings, Inc.
13,039 2,183,120
Burlington Stores, Inc. *
1,111 359,775
Carnival Corp. Ltd.
21,241 596,022
Carvana Co. *
10,719 782,487
Chipotle Mexican Grill, Inc. *
21,528 685,882
D.R. Horton, Inc.
4,524 665,435
Darden Restaurants, Inc.
1,968 401,295
Deckers Outdoor Corp. *
2,565 292,025
Dick's Sporting Goods, Inc.
960 218,467
Domino's Pizza, Inc.
456 141,624
eBay, Inc.
7,128 778,877
Expedia Group, Inc.
1,943 438,710
Garmin Ltd.
2,821 659,888
Genuine Parts Co.
2,335 230,464
Hilton Worldwide Holdings, Inc.
3,798 1,244,453
Home Depot, Inc.
16,604 5,265,793
Hyatt Hotels Corp., Class A
595 107,909
Lowe's Cos., Inc.
9,308 1,995,263
Lululemon Athletica, Inc. *
1,816 238,223
McDonald's Corp.
11,875 3,315,500
MercadoLibre , Inc. *
762 1,292,085
NVR, Inc. *
44 268,611
O'Reilly Automotive, Inc. *
13,882 1,206,068
PulteGroup, Inc.
2,999 354,422
Rivian Automotive, Inc., Class
A *
13,391 218,273
Ross Stores, Inc.
5,223 1,210,326
Royal Caribbean Cruises Ltd.
4,249 1,209,393
Tesla, Inc. *
47,105 20,527,888
TJX Cos., Inc.
18,452 2,855,447
Tractor Supply Co.
8,983 283,234
Ulta Beauty, Inc. *
772 392,832
Williams-Sonoma, Inc.
2,091 425,665
Yum! Brands, Inc.
4,583 678,055
Number
of Shares Value $
(Cost $49,453,466)
52,838,644
Consumer Staples — 5.2%
Bunge Global SA
2,082 256,711
Church & Dwight Co., Inc.
4,231 404,611
Clorox Co.
2,220 199,844
Coca-Cola Co.
64,728 5,114,159
Colgate-Palmolive Co.
12,610 1,136,539
Costco Wholesale Corp.
7,423 7,098,763
Dollar General Corp.
3,807 421,092
Estee Lauder Cos., Inc., Class A
4,238 376,970
General Mills, Inc.
9,602 324,644
Hershey Co.
2,448 474,985
Kenvue , Inc.
32,745 565,834
Keurig Dr Pepper, Inc.
22,045 662,011
Kimberly-Clark Corp.
5,705 556,808
Kroger Co.
9,181 570,599
McCormick & Co., Inc.
4,580 216,955
Monster Beverage Corp. *
11,802 1,039,520
PepsiCo, Inc.
22,810 3,288,974
Procter & Gamble Co.
38,773 5,566,252
Sysco Corp.
7,866 596,322
Target Corp.
7,545 958,743
(Cost $31,393,237)
29,830,336
Energy — 1.9%
Baker Hughes Co.
16,460 1,051,465
Cheniere Energy, Inc.
3,394 763,175
Halliburton Co.
14,593 566,938
Marathon Petroleum Corp.
4,929 1,226,187
ONEOK, Inc.
10,435 875,914
Phillips 66
6,680 1,174,878
SLB Ltd.
25,582 1,395,498
Targa Resources Corp.
3,494 891,215
TechnipFMC PLC
6,622 453,077
Valero Energy Corp.
4,991 1,221,897
Williams Cos., Inc.
20,368 1,454,071
(Cost $7,961,134)
11,074,315
Financials — 10.4%
Aflac, Inc.
7,693 864,847
Allstate Corp.
4,347 895,873
American Express Co.
8,900 2,816,583
Ameriprise Financial, Inc.
1,485 661,879
Annaly Capital Management,
Inc. REIT
11,092 242,360
Apollo Global Management, Inc.
6,985 899,039
Arch Capital Group Ltd. *
5,777 516,117
Ares Management Corp., Class
A
3,439 441,912
Bank of New York Mellon Corp.
11,474 1,599,820
Blackrock, Inc.
2,453 2,567,997
Capital One Financial Corp.
10,000 1,879,300
Cboe Global Markets, Inc.
1,799 600,074

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Selection Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Charles Schwab Corp.
27,551 2,406,580
Citizens Financial Group, Inc.
7,347 457,424
Fidelity National Information
Services, Inc.
8,849 380,419
Fifth Third Bancorp
14,846 741,261
Fiserv, Inc. *
8,838 499,877
Hartford Insurance Group, Inc.
4,691 596,367
Huntington Bancshares, Inc.
34,869 570,457
Intercontinental Exchange, Inc.
9,414 1,391,860
KeyCorp
15,365 327,735
LPL Financial Holdings, Inc.
1,367 374,244
Marsh & McLennan Cos., Inc.
7,913 1,265,843
Mastercard, Inc., Class A
13,694 6,764,562
MetLife, Inc.
9,154 756,944
Moody's Corp.
2,499 1,132,672
Morgan Stanley
19,824 4,123,392
Nasdaq, Inc.
7,917 732,481
Northern Trust Corp.
2,897 479,309
PayPal Holdings, Inc.
14,500 648,875
PNC Financial Services Group,
Inc.
6,770 1,496,982
Principal Financial Group, Inc.
3,892 403,289
Progressive Corp.
9,771 1,860,398
Prudential Financial, Inc.
5,721 575,761
Raymond James Financial, Inc.
2,812 403,269
Regions Financial Corp.
13,561 379,708
S&P Global, Inc.
5,058 2,144,592
State Street Corp.
4,829 751,586
Synchrony Financial
5,850 417,924
T. Rowe Price Group, Inc.
3,810 398,259
TPG, Inc. * (a)
3,757 38
Travelers Cos., Inc.
3,588 1,047,301
Truist Financial Corp.
20,484 987,534
US Bancorp
25,746 1,412,168
Visa, Inc., Class A
28,150 9,187,034
Willis Towers Watson PLC
1,639 409,209
(Cost $52,866,804)
59,511,155
Health Care — 9.6%
Agilent Technologies, Inc.
4,938 669,247
Alnylam Pharmaceuticals, Inc. *
2,297 693,648
Amgen, Inc.
8,964 3,018,986
Biogen, Inc. *
2,546 499,016
Bristol-Myers Squibb Co.
34,019 1,945,206
Cencora , Inc.
3,160 851,178
Cigna Group
4,390 1,217,786
Cooper Cos., Inc. *
3,534 216,316
Danaher Corp.
10,531 1,923,698
Edwards Lifesciences Corp. *
9,901 856,139
Elevance Health, Inc.
3,671 1,443,400
Eli Lilly & Co.
13,441 14,852,305
Gilead Sciences, Inc.
20,716 2,784,852
Number
of Shares Value $
Humana, Inc.
2,008 613,283
IDEXX Laboratories, Inc. *
1,297 730,898
Incyte Corp. *
2,778 268,744
Insulet Corp. *
1,200 173,928
IQVIA Holdings, Inc. *
2,933 534,422
Johnson & Johnson
40,300 9,080,799
Labcorp Holdings, Inc.
1,461 379,948
Merck & Co., Inc.
41,308 4,904,086
Mettler-Toledo International,
Inc. *
361 426,189
Quest Diagnostics, Inc.
1,887 367,776
Royalty Pharma PLC, Class A
7,030 391,993
STERIS PLC
1,511 321,435
Stryker Corp.
5,691 1,736,267
Veeva Systems, Inc., Class A *
2,406 419,462
Vertex Pharmaceuticals, Inc. *
4,229 1,892,647
Waters Corp. *
1,694 649,768
West Pharmaceutical Services,
Inc.
1,186 382,853
Zimmer Biomet Holdings, Inc.
3,461 284,944
Zoetis, Inc.
6,932 538,547
(Cost $51,065,434)
55,069,766
Industrials — 8.7%
3M Co.
8,738 1,338,050
Allegion PLC
1,615 210,063
Automatic Data Processing, Inc.
6,681 1,482,113
Axon Enterprise, Inc. *
1,285 576,605
Broadridge Financial Solutions,
Inc.
2,076 319,123
C.H. Robinson Worldwide, Inc.
2,051 366,411
Carlisle Cos., Inc.
621 214,127
Carrier Global Corp.
12,406 792,371
Caterpillar, Inc.
7,790 6,823,027
CNH Industrial NV
14,305 146,054
Comfort Systems USA, Inc.
587 1,073,159
CSX Corp.
30,916 1,399,258
Cummins, Inc.
2,305 1,490,482
Deere & Co.
4,055 2,198,540
Delta Air Lines, Inc.
2,741 226,078
Dover Corp.
2,310 488,242
Eaton Corp. PLC
6,477 2,594,686
EMCOR Group, Inc.
769 635,825
Expeditors International of
Washington, Inc.
2,310 364,957
Ferguson Enterprises, Inc.
3,254 735,306
Fortive Corp.
4,433 258,533
GE Aerospace.
17,483 5,660,296
GE Vernova , Inc.
4,510 4,367,123
Graco, Inc.
2,918 220,163
Hubbell, Inc.
884 418,671
IDEX Corp.
1,261 265,857
Ingersoll Rand, Inc.
6,284 450,186

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI USA Selection Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Jacobs Solutions, Inc.
1,861 223,059
JB Hunt Transport Services, Inc.
1,304 360,465
Johnson Controls International
PLC
10,212 1,369,021
Lennox International, Inc.
574 288,240
Old Dominion Freight Line, Inc.
3,233 727,910
Paychex, Inc.
5,595 542,603
Pentair PLC
2,860 202,602
Quanta Services, Inc.
2,510 1,786,442
Rockwell Automation, Inc.
1,870 843,482
Trane Technologies PLC
3,679 1,660,333
TransUnion
3,631 259,834
Union Pacific Corp.
9,898 2,599,611
United Rentals, Inc.
1,051 1,046,449
Veralto Corp.
4,148 341,090
Verisk Analytics, Inc.
2,140 374,479
W.W. Grainger, Inc.
728 898,527
XPO, Inc. *
1,896 406,218
Xylem, Inc.
4,128 452,181
(Cost $37,057,212)
49,497,852
Information Technology
— 35.7%
Accenture PLC, Class A
10,234 1,914,474
Adobe, Inc. *
6,708 1,738,781
Advanced Micro Devices, Inc. *
27,295 14,086,950
Analog Devices, Inc.
8,173 3,382,396
Applied Materials, Inc.
13,286 5,979,497
Atlassian Corp., Class A *
2,807 302,061
Autodesk, Inc. *
3,476 804,034
Cadence Design Systems, Inc. *
4,607 1,727,303
F5, Inc. *
940 360,443
Fair Isaac Corp. *
408 510,241
First Solar, Inc. *
1,703 522,463
Hewlett Packard Enterprise Co.
22,174 954,369
International Business Machines
Corp.
15,691 4,672,780
Intuit, Inc.
4,611 1,528,685
Keysight Technologies, Inc. *
2,886 976,420
Lam Research Corp.
20,902 6,650,598
Marvell Technology, Inc.
14,281 2,927,605
Microsoft Corp.
118,088 53,167,941
NetApp, Inc.
3,259 568,011
NVIDIA Corp.
386,458 81,596,742
NXP Semiconductors NV
4,242 1,363,167
Palo Alto Networks, Inc. *
13,586 3,827,040
PTC, Inc. *
1,973 273,714
Salesforce, Inc.
13,301 2,541,821
Seagate Technology Holdings
PLC
3,663 3,222,707
ServiceNow, Inc. *
17,763 2,209,184
Synopsys, Inc. *
3,040 1,445,885
Trimble, Inc. *
4,105 231,563
Number
of Shares Value $
Twilio, Inc., Class A *
2,422 461,730
Western Digital Corp.
5,796 3,078,893
Workday, Inc., Class A *
3,613 528,185
Zscaler, Inc. *
1,728 241,454
(Cost $130,943,614)
203,797,137
Materials — 2.1%
Avery Dennison Corp.
1,263 200,905
Ball Corp.
3,981 217,641
CRH PLC
11,209 1,219,427
Ecolab, Inc.
4,355 1,114,880
International Flavors &
Fragrances, Inc.
4,332 329,449
International Paper Co.
8,521 285,198
Linde PLC
7,730 3,847,144
Martin Marietta Materials, Inc.
1,027 597,344
Newmont Corp.
18,045 1,981,522
Nucor Corp.
3,699 924,750
PPG Industries, Inc.
3,588 405,372
Smurfit Westrock PLC
9,123 375,411
Steel Dynamics, Inc.
2,278 592,622
(Cost $10,480,558)
12,091,665
Real Estate — 2.0%
American Tower Corp. REIT
7,716 1,442,583
CBRE Group, Inc., Class A *
4,856 607,194
Crown Castle, Inc. REIT
7,555 691,283
Digital Realty Trust, Inc. REIT
5,701 1,083,190
Equinix, Inc. REIT
1,645 1,756,926
Iron Mountain, Inc. REIT
5,132 658,179
Prologis, Inc. REIT
15,472 2,219,768
SBA Communications Corp.
REIT
1,821 369,954
Welltower, Inc. REIT
11,866 2,436,446
Weyerhaeuser Co. REIT
12,019 294,586
(Cost $11,192,121)
11,560,109
Utilities — 1.0%
American Water Works Co., Inc.
3,356 413,694
Atmos Energy Corp.
2,766 467,814
CMS Energy Corp.
5,081 368,728
Consolidated Edison, Inc.
6,160 650,681
Edison International
6,672 466,640
Eversource Energy
6,499 443,687
Exelon Corp.
17,235 786,605
NiSource, Inc.
8,376 387,139
NRG Energy, Inc.
3,491 468,073
Sempra
10,724 955,830
(Cost $5,131,245)
5,408,891
TOTAL COMMON STOCKS
(Cost $435,990,837)
568,746,060

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Selection Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
Number
of Shares Value $
EXCHANGE-TRADED FUNDS
— 0.0%
Xtrackers S&P 500 Scored &
Screened ETF (b)
(Cost $68,456)
1,500 102,750
Number
of Shares Value $
CASH EQUIVALENTS — 0.4%
DWS Government Money Market
Series "Institutional Shares",
3.57% (c)
(Cost $2,348,075)
2,348,075 2,348,075
Number
of Shares Value $
TOTAL INVESTMENTS
— 100.0%
(Cost $438,407,368)
571,196,885
Other assets and liabilities,
net — 0.0%
263,412
NET ASSETS — 100.0%
571,460,297
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers S&P 500 Scored & Screened ETF (b)
929,760 — (894,422) 176,054 (108,642) 4,198 — 1,500 102,750
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (c)(d)
— — — — — 308 — — —
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series "Institutional Shares", 3.57% (c)
2,035,890 6,062,867 (5,750,682) — — 55,117 — 2,348,075 2,348,075
2,965,650 6,062,867 (6,645,104) 176,054 (108,642) 59,623 — 2,349,575 2,450,825
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b)
Affiliated fund advised by DBX Advisors LLC.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI USA Selection Equity ETF
(Continued)
May 31, 2026 (Unaudited)
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
USSG-PH3
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
E-Mini S&P 500 Index
USD 1 336,358 379,788 6/18/2026 43,430
E-Mini S&P Mid 400 Index
USD 1 338,890 373,200 6/18/2026 34,310
Micro E-Mini S&P 500 Index
USD 55 1,911,981 2,088,831 6/18/2026 176,850
Total unrealized appreciation
254,590
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 568,746,022 $ — $ 38 $ 568,746,060
Exchange-Traded Funds
102,750 — — 102,750
Short-Term Investments (a)
2,348,075 — — 2,348,075
Derivatives (b)
Futures Contracts
254,590 — — 254,590
TOTAL
$ 571,451,437 $ — $ 38 $ 571,451,475
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.